UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1 – Schedule of Investments - The Schedule of Investments for the three-month period ended January 31, 2014 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2014

Principal Amount (000)		Description	Value (US$)
COMMERCIAL MORTGAGE BACKED SECURITY—0.3%

AUSTRALIA—0.3%
AUD	6,600	ALE Finance Co. Pty Ltd., 4.77%, 05/20/2020 (a)	$5,807,124

		Total Commercial Mortgage Backed Securities — 0.3% (cost $7,090,713)	5,807,124

CORPORATE BONDS—62.3%

AUSTRALIA—11.2%
AUD	5,000	AAI Ltd., 6.75%, 09/23/2014 (a)(b)	4,428,960
AUD	1,800	AMP Group Finance Services Ltd., 7.00%, 03/02/2015	1,629,104
AUD	2,500	APT Pipelines Ltd., 7.75%, 07/22/2020	2,400,209
AUD	5,300	Australia & New Zealand Banking Group Ltd., 6.75%, 11/10/2014	4,773,827
AUD	10,400	Barclays Bank PLC, 6.75%, 02/24/2014	9,118,245
AUD	10,900	BHP Billiton Finance Ltd., 3.75%, 10/18/2017	9,489,629
AUD	9,000	BP Capital Markets PLC, 4.50%, 09/05/2017	7,988,984
AUD	4,000	CFS Retail Property Trust, 6.25%, 12/22/2014	3,587,381
AUD	4,300	CFS Retail Property Trust, 7.25%, 05/02/2016	4,037,216
AUD	8,200	Coca-Cola Amatil Ltd., 4.25%, 11/13/2019	7,084,519
AUD	5,300	DnB NOR Boligkreditt, 6.25%, 06/08/2016	4,902,354
AUD	18,200	ING Bank Australia Ltd., 5.75%, 03/03/2015 (c)	16,437,421
AUD	10,600	KfW, 6.25%, 02/23/2018 (c)	10,194,047
AUD	10,500	KfW, 6.25%, 12/04/2019 (c)	10,196,108
AUD	15,000	KfW, 6.25%, 05/19/2021 (c)	14,594,092
AUD	3,300	Kommunalbanken AS, 6.00%, 10/21/2014	2,953,755
AUD	9,788	Kommunalbanken AS, 6.50%, 04/12/2021	9,607,763
AUD	17,600	National Australia Bank Ltd., 6.75%, 09/16/2014	15,765,222
AUD	2,900	National Capital Trust III, 3.59%, 09/30/2016 (a)(b)(d)	2,432,535
AUD	2,500	National Wealth Management Holdings Ltd., 6.75%, 06/16/2016 (a)(b)	2,266,617
AUD	4,800	New Zealand Milk Australia Pty Ltd., 6.25%, 07/11/2016	4,440,288
AUD	10,100	QIC Finance Shopping Center Fund Pty Ltd., 6.75%, 07/07/2014	8,965,238
AUD	4,000	Rabobank Capital Funding Trust V, 3.31%, 12/31/2014 (a)(b)(d)(e)	3,423,413
AUD	4,800	Royal Womens Hospital Finance Pty Ltd., 6.20%, 03/26/2017 (a)(b)(f)	4,047,605
AUD	6,000	SPI Australia Assets Pty Ltd., 7.25%, 08/12/2015	5,514,601
AUD	2,000	Telstra Corp. Ltd., 8.75%, 01/20/2015	1,837,810
AUD	3,000	Transurban Finance Co. Pty Ltd., 7.25%, 03/24/2014	2,640,127
AUD	3,000	Vero Insurance Ltd., 6.75%, 10/06/2016 (a)(b)	2,711,303
AUD	8,900	Wesfarmers Ltd., 8.25%, 09/11/2014	8,024,449
AUD	4,000	Westpac Banking Corp., 7.25%, 11/18/2016	3,839,459
AUD	3,600	Woolworths Ltd., 6.75%, 03/22/2016	3,362,919

			192,695,200

CHINA—9.8%
USD	10,000	Central China Real Estate Ltd., 6.50%, 06/04/2016 (b)(e)	9,472,160
USD	8,450	China Overseas Finance Cayman Island II Ltd., 5.50%, 11/10/2020 (e)	8,671,373
CNY	16,721	China Petroleum & Chemical Corp., 0.80%, 02/20/2014 (g)	2,754,826
USD	4,250	China Resources Gas Group Ltd., 4.50%, 04/05/2022 (e)	4,202,362
USD	8,150	China Resources Gas Group Ltd., 4.50%, 04/05/2022 (e)	8,058,647
USD	13,300	CNOOC Finance 2012 Ltd., 3.88%, 05/02/2022 (e)	12,941,365
USD	6,000	CNOOC Finance 2013 Ltd., 3.00%, 05/09/2023	5,326,008
USD	18,900	COSL Finance BVI Ltd., 3.25%, 09/06/2022 (e)	17,011,720
USD	9,200	Country Garden Holdings Co., 7.50%, 01/10/2018 (b)(e)	8,590,500
USD	4,000	Country Garden Holdings Co., 10.50%, 08/11/2015	4,320,000
USD	4,200	Country Garden Holdings Co., 11.13%, 02/23/2015 (b)(e)	4,578,000
USD	1,900	Country Garden Holdings Co., 11.75%, 09/10/2014 (e)	1,983,125
USD	7,750	ENN Energy Holdings Ltd., 6.00%, 05/13/2021 (e)	8,380,850
USD	3,600	Franshion Brilliant Ltd., 5.38%, 10/17/2018 (e)	3,579,077

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2014

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
USD	4,400	Franshion Development Ltd., 6.75%, 04/15/2021 (e)	$4,334,000
USD	13,200	Franshion Investment Ltd., 4.70%, 10/26/2017 (e)	13,002,000
USD	5,300	Golden Eagle Retail Group Ltd., 4.63%, 05/21/2023 (e)	4,477,143
USD	5,800	KWG Property Holding Ltd., 12.50%, 08/18/2014 (b)(e)	6,300,250
USD	800	KWG Property Holding Ltd., 12.75%, 03/30/2014 (b)(e)	855,000
USD	6,000	KWG Property Holding Ltd., 13.25%, 03/22/2017 (e)	6,780,000
USD	2,000	Longfor Properties Co. Ltd., 6.75%, 01/29/2018 (b)(e)	1,775,702
USD	10,200	Sinopec Capital 2013 Ltd., 3.13%, 04/24/2023 (e)	9,125,124
USD	1,600	Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/2022 (e)	1,559,442
USD	6,100	Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/2042 (e)	5,786,716
USD	4,400	Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/2023 (e)	4,334,550
USD	6,750	Talent Yield Investments Ltd., 4.50%, 04/25/2022 (e)	6,615,216
USD	3,849	Yanlord Land Group Ltd., 10.63%, 03/29/2015 (b)(e)	4,152,109

			168,967,265

HONG KONG—9.9%
USD	17,725	AIA Group Ltd., 3.13%, 03/13/2023 (e)	16,333,410
USD	21,000	Champion MTN Ltd., 3.75%, 01/17/2023 (e)	18,071,991
USD	7,400	CIFI Holdings Group Co. Ltd., 12.25%, 04/15/2016 (b)(e)	8,130,750
USD	12,400	HLP Finance Ltd., 4.75%, 06/25/2022 (e)	12,242,719
USD	13,600	Hongkong Land Finance (Cayman Island) Co. Ltd., 4.50%, 10/07/2025	13,338,105
USD	1,600	Hutchison Whampoa International Ltd., 4.63%, 09/11/2015 (e)	1,691,302
USD	4,100	Hutchison Whampoa International Ltd., 4.63%, 01/13/2022 (e)	4,265,439
USD	1,900	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033 (e)	2,473,800
USD	18,350	Hutchison Whampoa International Ltd., 7.63%, 04/09/2019 (e)	22,384,339
USD	9,500	Metropolitan Light International Ltd., 5.25%, 01/17/2015 (b)(e)	9,490,586
USD	3,800	Pacnet Ltd., 9.00%, 12/12/2016 (b)(e)	3,895,000
USD	14,745	Standard Chartered PLC, 3.95%, 01/11/2023 (e)	13,847,059
USD	1,800	Swire Pacific MTN Financing Ltd., 6.25%, 04/18/2018	2,067,757
USD	17,300	Swire Properties MTN Financing Ltd., 4.38%, 06/18/2022 (e)	17,431,082
USD	19,000	Wanda Properties Overseas Ltd., 4.88%, 11/21/2018 (e)	18,475,410
USD	6,491	Yingde Gases Investment Ltd., 8.13%, 04/22/2016 (b)(e)	6,612,706

			170,751,455

INDIA—3.6%
USD	11,300	Axis Bank Ltd., 5.25%, 09/30/2015	11,755,390
USD	3,050	Bank of Baroda, 5.00%, 08/24/2016 (e)	3,190,922
USD	14,369	Bharti Airtel International Netherlands BV, 5.13%, 03/11/2023 (e)	13,309,286
USD	7,000	HDFC Bank Ltd., 3.00%, 03/06/2018 (e)	6,825,770
USD	2,400	ICICI Bank Ltd., 4.75%, 11/25/2016 (e)	2,505,542
USD	3,515	ICICI Bank Ltd., 4.80%, 05/22/2019 (e)	3,552,980
USD	4,400	NTPC Ltd., 4.75%, 10/03/2022 (e)	4,117,186
USD	12,500	NTPC Ltd., 5.63%, 07/14/2021 (e)	12,656,325
INR	270,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	4,183,994

			62,097,395

INDONESIA—3.6%
USD	10,050	Adaro Indonesia PT, 7.63%, 10/22/2014 (b)(e)	10,539,937
IDR	24,000,000	Bank OCBC Nisp Tbk PT, 6.90%, 02/19/2015	1,914,496
USD	7,600	Indo Energy Finance BV, 7.00%, 05/05/2015 (b)(e)	7,562,000
USD	9,600	Indo Energy Finance II BV, 6.38%, 01/24/2018 (b)(e)	7,680,000
USD	50	Indosat Palapa Co. BV, 7.38%, 07/29/2015 (b)(e)	54,250
USD	3,150	Majapahit Holding BV, 7.88%, 06/29/2037 (e)	3,197,250
USD	8,900	Majapahit Holding BV, 8.00%, 08/07/2019 (e)	9,879,000
USD	6,300	Pertamina Persero PT, 5.63%, 05/20/2043 (e)	4,835,250

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2014

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
USD	10,100	Pertamina Persero PT, 6.00%, 05/03/2042 (e)	$8,105,250
USD	10,609	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042 (e)	7,718,048

			61,485,481

MALAYSIA—2.6%
USD	11,700	AMBB Capital (L) Ltd., 6.77%, 01/27/2016 (a)(b)(d)	11,898,150
CNH	10,000	Danga Capital Bhd, 2.90%, 10/20/2014 (e)	1,651,375
USD	900	Petroliam Nasional Bhd, 7.63%, 10/15/2026 (e)	1,156,896
USD	50	PETRONAS Capital Ltd., 5.25%, 08/12/2019 (e)	55,719
USD	6,791	PETRONAS Capital Ltd., 7.88%, 05/22/2022 (e)	8,735,202
USD	6,050	PETRONAS Global Sukuk Ltd., 4.25%, 08/12/2014 (e)	6,156,710
USD	2,650	Public Bank Bhd, 6.84%, 08/22/2016 (a)(b)	2,746,550
USD	11,550	SBB Capital Corp., 6.62%, 11/02/2015 (a)(b)(d)(e)	11,667,914

			44,068,516

PHILIPPINES—3.4%
USD	5,300	Alliance Global Group Inc., 6.50%, 08/18/2017	5,618,000
USD	3,700	Energy Development Corp., 6.50%, 01/20/2021 (e)	3,774,000
USD	6,100	Philippine Long Distance Telephone Co., 8.35%, 03/06/2017	6,984,500
USD	7,400	Power Sector Assets & Liabilities Management Corp., 6.88%, 11/02/2016 (c)(e)	8,288,000
USD	19,200	Power Sector Assets & Liabilities Management Corp., 7.25%, 05/27/2019 (c)(e)	22,872,000
USD	8,000	Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/2024 (c)(e)	9,880,000

			57,416,500

REPUBLIC OF SOUTH KOREA—7.9%
USD	3,000	Export-Import Bank of Korea, 5.13%, 03/16/2015	3,140,493
USD	4,300	Export-Import Bank of Korea, 5.88%, 01/14/2015	4,506,813
USD	10,000	Korea Development Bank (The), 3.00%, 03/17/2019	10,167,880
USD	2,050	Korea Expressway Corp., 1.88%, 10/22/2017 (e)	2,032,878
USD	12,750	Korea Expressway Corp., 4.50%, 03/23/2015 (e)	13,242,711
USD	17,500	Korea Finance Corp., 3.25%, 09/20/2016	18,322,290
USD	10,350	Korea Finance Corp., 4.63%, 11/16/2021	11,117,784
USD	2,300	Korea Gas Corp., 2.25%, 07/25/2017 (e)	2,312,284
USD	1,400	Korea Gas Corp., 2.88%, 07/29/2018 (e)	1,419,950
USD	4,000	Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/2018 (e)	4,023,964
USD	17,600	Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/2022 (e)	16,664,948
USD	3,000	Korea South-East Power Co. Ltd., 3.63%, 01/29/2017 (e)	3,136,086
USD	12,470	Korea South-East Power Co. Ltd., 6.00%, 05/25/2016 (e)	13,674,602
USD	11,000	Korea Western Power Co. Ltd., 2.88%, 10/10/2018 (e)	11,090,310
USD	4,200	Shinhan Bank, 1.88%, 07/30/2018 (e)	4,112,598
USD	5,880	Shinhan Bank, 5.66%, 03/02/2015 (a)(b)(e)	6,056,400
USD	7,100	Standard Chartered Bank Korea Ltd., 7.27%, 03/03/2014 (a)(b)(e)	7,117,750
USD	3,950	Standard Chartered First Bank Korea Ltd., 7.27%, 03/03/2014 (a)(b)(e)	3,959,875

			136,099,616

SINGAPORE—2.0%
SGD	2,750	CapitaMalls Asia Treasury Ltd., 3.95%, 08/24/2017	2,266,357
SGD	3,000	CMT MTN Pte. Ltd., 2.85%, 09/01/2014	2,373,253
USD	8,600	CMT MTN Pte. Ltd., 4.32%, 04/08/2015 (e)	8,849,598
USD	8,900	Oversea-Chinese Banking Corp. Ltd., 3.15%, 03/11/2018 (a)(b)(e)	8,869,562
USD	7,450	Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/2017 (a)(b)(e)	7,671,310
USD	4,000	United Overseas Bank Ltd., 2.88%, 10/17/2017 (a)(b)(e)	4,006,000

			34,036,080

SUPRANATIONAL—4.8%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	12,685,950

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2014

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
AUD	13,800	Asian Development Bank, 5.50%, 02/15/2016	$12,678,487
AUD	16,800	Asian Development Bank, 6.25%, 03/05/2020	16,394,343
AUD	10,000	Inter-American Development Bank, 6.00%, 05/25/2016	9,339,690
AUD	11,200	Inter-American Development Bank, 6.50%, 08/20/2019	11,023,952
AUD	8,900	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	8,486,561
AUD	10,300	International Bank for Reconstruction & Development, 6.00%, 11/09/2016	9,697,402
AUD	2,600	International Finance Corp., 5.75%, 07/28/2020	2,471,597

			82,777,982

THAILAND—3.5%
USD	5,000	Bangkok Bank PCL, 3.88%, 09/27/2022 (e)	4,707,530
USD	2,400	Bangkok Bank PCL, 4.80%, 10/18/2020 (e)	2,480,865
USD	4,200	Bangkok Bank PCL, 5.00%, 10/03/2023 (e)	4,258,947
USD	4,800	Bangkok Bank PCL, 9.03%, 03/15/2029 (e)	5,976,000
USD	17,930	PTT Global Chemical PCL, 4.25%, 09/19/2022 (e)	16,821,962
USD	16,300	PTTEP Canada International Finance Ltd., 5.69%, 04/05/2021 (e)	17,554,660
USD	4,500	Siam Commercial Bank Ltd., 3.38%, 09/19/2017 (e)	4,574,502
USD	4,000	Thai Oil PCL, 3.63%, 01/23/2023 (e)	3,621,032

			59,995,498

		Total Corporate Bonds — 62.3% (cost $1,113,256,943)	1,070,390,988

GOVERNMENT BONDS—65.8%

AUSTRALIA—37.1%
AUD	158,200	Australia Government Bond, 4.50%, 10/21/2014	140,537,953
AUD	58,800	Australia Government Bond, 4.50%, 04/21/2033 (e)	50,884,551
AUD	44,550	Australia Government Bond, 5.50%, 04/21/2023	43,748,759
AUD	35,300	Australia Government Bond, 5.75%, 07/15/2022	35,130,059
AUD	29,500	Australia Government Bond, 6.25%, 06/15/2014	26,184,306
AUD	5,950	Queensland Treasury Corp., 6.00%, 10/14/2015 (c)	5,493,536
AUD	27,100	Queensland Treasury Corp., 6.00%, 04/21/2016	25,269,057
AUD	22,850	Queensland Treasury Corp., 6.00%, 02/21/2018	21,891,895
AUD	31,190	Queensland Treasury Corp., 6.00%, 06/14/2021 (c)	30,665,345
AUD	47,100	Queensland Treasury Corp., 6.25%, 06/14/2019 (c)	46,350,999
AUD	24,330	Queensland Treasury Corp., 6.25%, 02/21/2020	23,867,508
AUD	131,500	Treasury Corp. of Victoria, 5.75%, 11/15/2016	123,383,134
AUD	14,250	Treasury Corp. of Victoria, 6.00%, 06/15/2020	13,921,878
AUD	35,350	Treasury Corp. of Victoria, 6.00%, 10/17/2022	34,792,801
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	15,440,669

			637,562,450

CHINA—3.5%
CNY	15,000	China Government Bond, 0.00%, 08/22/2033 (g)(h)	2,386,163
CNH	17,500	China Government Bond, 1.40%, 08/18/2016 (e)	2,807,658
CNH	10,000	China Government Bond, 1.80%, 12/01/2015	1,638,216
CNH	18,000	China Government Bond, 2.48%, 12/01/2020	2,770,057
CNY	50,000	China Government Bond, 3.28%, 08/05/2020 (g)	7,737,475
CNY	50,000	China Government Bond, 3.36%, 05/24/2022 (g)	7,608,515
CNY	70,000	China Government Bond, 3.41%, 06/24/2020 (g)	10,929,368
CNY	20,000	China Government Bond, 3.46%, 07/11/2020 (g)	3,130,864
CNY	18,000	China Government Bond, 3.55%, 10/20/2016 (g)	2,936,566
CNY	2,000	China Government Bond, 3.57%, 11/17/2021 (g)	310,387
CNY	40,000	China Government Bond, 3.60%, 02/17/2016 (g)	6,548,786
CNY	20,000	China Government Bond, 3.83%, 01/27/2018 (g)	3,267,449
CNY	30,000	China Government Bond, 4.10%, 09/27/2032 (g)	4,437,985

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2014

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
CNY	18,000	China Government Bond, 4.13%, 07/11/2018 (g)	$2,961,333

			59,470,822

INDIA—1.4%
INR	688,700	India Government Bond, 7.02%, 08/17/2016	10,522,265
INR	600,000	India Government Bond, 7.49%, 04/16/2017	9,183,280
INR	125,000	India Government Bond, 8.30%, 07/02/2040	1,825,060
INR	16,000	India Government Bond, 8.33%, 06/07/2036	233,732
INR	150,000	India Government Bond, 8.83%, 12/12/2041	2,300,634

			24,064,971

INDONESIA—3.7%
IDR	167,000,000	Indonesia Government Bond Barclays Credit Linked Note, 9.50%, 06/17/2015	13,985,053
USD	7,989	Indonesia Government International Bond, 3.38%, 04/15/2023 (e)	6,830,595
USD	3,500	Indonesia Government International Bond, 5.25%, 01/17/2042 (e)	2,957,500
USD	7,400	Indonesia Government International Bond, 5.88%, 03/13/2020 (e)	7,807,000
USD	1,400	Indonesia Government International Bond, 5.88%, 01/15/2024 (e)	1,426,250
USD	6,900	Indonesia Government International Bond, 6.63%, 02/17/2037 (e)	6,848,250
IDR	30,000,000	Indonesia Treasury Bond, 6.13%, 05/15/2028	1,842,752
IDR	47,000,000	Indonesia Treasury Bond, 8.25%, 06/15/2032	3,397,011
IDR	114,100,000	Indonesia Treasury Bond, 8.38%, 03/15/2024	9,087,817
IDR	80,000,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	5,883,702
IDR	21,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,713,332
USD	2,050	Perusahaan Penerbit SBSN, 4.00%, 11/21/2018 (e)	2,024,375
USD	50	Perusahaan Penerbit SBSN, 8.80%, 04/23/2014 (e)	50,750

			63,854,387

MALAYSIA—3.8%
MYR	1,450	Bank Negara Malaysia Monetary Notes, 0.00%, 06/19/2014 (h)	428,581
MYR	1,450	Bank Negara Malaysia Monetary Notes, 0.00%, 07/17/2014 (h)	427,666
MYR	37,800	Malaysia Government Bond, 3.31%, 10/31/2017	11,167,395
MYR	600	Malaysia Government Bond, 3.49%, 03/31/2020	173,622
MYR	98,400	Malaysia Government Bond, 3.58%, 09/28/2018	29,086,999
MYR	29,500	Malaysia Government Bond, 4.01%, 09/15/2017	8,932,713
MYR	20,400	Malaysia Government Bond, 4.16%, 07/15/2021	6,070,147
MYR	2,163	Malaysia Government Bond, 4.26%, 09/15/2016	661,623
MYR	13,900	Malaysia Government Bond, 4.38%, 11/29/2019	4,226,140
MYR	13,500	Malaysia Government Bond, Series 0113, 3.17%, 07/15/2016	4,025,408

			65,200,294

NEW ZEALAND—0.2%
NZD	2,150	New Zealand Government Bond, 6.00%, 04/15/2015	1,793,949
NZD	1,500	Province of Quebec, 6.75%, 11/09/2015	1,263,352

			3,057,301

PHILIPPINES—3.8%
PHP	260,000	Philippine Government Bond, 3.25%, 08/15/2023	5,343,287
PHP	715,000	Philippine Government Bond, 5.75%, 11/24/2021	17,289,669
PHP	5,543	Philippine Government Bond, 6.38%, 01/19/2022	139,968
PHP	44,000	Philippine Government Bond, 8.00%, 07/19/2031	1,321,296
PHP	94,000	Philippine Government Bond, 8.75%, 05/27/2030	2,996,756
PHP	331,030	Philippine Government Bond, 9.13%, 09/04/2016	8,478,378
USD	8,300	Philippine Government International Bond, 6.50%, 01/20/2020	9,794,000
USD	7,050	Philippine Government International Bond, 7.75%, 01/14/2031	9,306,000
USD	7,970	Philippine Government International Bond, 9.88%, 01/15/2019	10,510,438

			65,179,792

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2014

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)

REPUBLIC OF SOUTH KOREA—7.0%
KRW	7,000,000	Korea Monetary Stabilization Bond, 2.47%, 04/02/2015	$6,521,788
KRW	30,000,000	Korea Monetary Stabilization Bond, 2.76%, 06/02/2015	28,041,921
KRW	17,223,195	Korea Treasury Bond, 1.50%, 06/10/2021 (i)	15,764,288
KRW	9,500,000	Korea Treasury Bond, 2.75%, 09/10/2017	8,778,210
KRW	7,500,000	Korea Treasury Bond, 3.25%, 09/10/2018	7,014,040
KRW	36,000,000	Korea Treasury Bond, 3.38%, 09/10/2023	32,993,268
KRW	4,780,000	Korea Treasury Bond, 3.50%, 03/10/2017	4,534,111
KRW	13,300,000	Korea Treasury Bond, 3.75%, 06/10/2022	12,600,114
KRW	5,000,000	Korea Treasury Bond, 4.25%, 06/10/2021	4,897,440

			121,145,180

SINGAPORE—1.2%
SGD	3,000	Housing & Development Board, 1.01%, 09/19/2016	2,330,138
SGD	3,000	Housing & Development Board, 1.83%, 11/21/2018 (e)	2,295,588
SGD	750	Housing & Development Board, 2.02%, 02/22/2016	597,988
SGD	2,000	Housing & Development Board, 3.14%, 03/18/2021	1,576,505
SGD	15,700	Singapore Government Bond, 2.25%, 06/01/2021	12,446,451
SGD	1,800	Singapore Government Bond, 3.50%, 03/01/2027	1,503,909

			20,750,579

SRI LANKA—0.9%
LKR	151,000	Sri Lanka Government Bonds, 8.00%, 11/15/2018	1,108,449
LKR	230,000	Sri Lanka Government Bonds, 8.50%, 04/01/2018	1,764,061
LKR	388,000	Sri Lanka Government Bonds, 8.50%, 07/15/2018	2,904,374
LKR	648,600	Sri Lanka Government Bonds, 10.60%, 07/01/2019	5,248,112
USD	4,450	Sri Lanka Government International Bond, 6.25%, 07/27/2021 (e)	4,405,500

			15,430,496

THAILAND—3.2%
THB	552,591	Thailand Government Bond, 1.20%, 07/14/2021 (e)(i)	16,458,340
THB	407,000	Thailand Government Bond, 2.80%, 10/10/2017	12,231,885
THB	407,200	Thailand Government Bond, 3.25%, 06/16/2017	12,474,309
THB	321,000	Thailand Government Bond, 3.45%, 03/08/2019	9,765,294
THB	166,300	Thailand Government Bond, 3.65%, 12/17/2021	4,988,375

			55,918,203

		Total Government Bonds — 65.8% (cost $1,203,424,807)	1,131,634,475

RESIDENTIAL MORTGAGE BACKED SECURITY—0.1%

AUSTRALIA—0.1%
AUD	1,900	Westpac Securitisation Trust, 2.72%, 05/21/2038 (a)(b)(e)	1,662,260

		Total Residential Mortgage Backed Securities — 0.1% (cost $1,596,587)	1,662,260

SHORT-TERM INVESTMENT—4.2%

UNITED STATES—4.2%
USD	71,120	Repurchase Agreement, State Street Bank & Trust Co., 0.00% dated 01/31/2014, due 02/03/2014 in the amount of $71,120,000 (collateralized by $77,880,000 U.S. Treasury Bonds, 3.13% due 02/15/2042; value of $72,548,257)	71,120,000

		Total Short-Term Investment — 4.2% (cost $71,120,000)	71,120,000

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2014

Total Investments — 132.7% (cost $2,396,489,050)	2,280,614,847

Liabilities in Excess of Other Assets — (32.7)%	(561,499,469)

Net Assets—100.0%	$1,719,115,378

AUD—Australian Dollar

CNH—Chinese Yuan Renminbi Offshore

CNY—Chinese Yuan Renminbi

HKD—Hong Kong Dollar

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

LKR—Sri Lanka Rupee

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PHP—Philippine Peso

SGD—Singapore Dollar

THB—Thailand Baht

USD—U.S. Dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2014.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	This security is government guaranteed.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(e)	Denotes a restricted security, see Note (c).
(f)	Illiquid security.
(g)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(h)	Issued with a zero coupon.
(i)	Inflation linked security.

At January 31, 2014, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	UBS	100	03/31/2014	$13,887
United States Treasury Note 6%-5 year	UBS	524	03/31/2014	287,606
United States Treasury Note 6%-10 year	UBS	(2,696)	03/20/2014	(3,235,076)
United States Treasury Bond 6%-30 year	UBS	151	03/20/2014	457,374

				$(2,476,209)

At January 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
07/31/2014	State Street	AUD	110,018,240	USD	95,300,000	$95,149,940	$(150,060)
Chinese Yuan Renminbi Offshore/United States Dollar
03/27/2014	Standard Chartered Bank	CNH	63,489,200	USD	10,300,000	10,502,091	202,091
03/27/2014	State Street	CNH	129,506,400	USD	21,400,000	21,363,665	(36,335)
03/27/2014	UBS	CNH	100,107,191	USD	16,400,000	16,559,270	159,270

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2014

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar/United States Dollar
02/14/2014	UBS	HKD	3,100,300	USD	400,000	$399,338	$(662)
Indian Rupee/United States Dollar
02/14/2014	Deutsche Bank	INR	612,846,000	USD	9,700,000	9,758,888	58,888
Malaysian Ringgit/United States Dollar
02/13/2014	Standard Chartered Bank	MYR	28,392,450	USD	8,700,000	8,479,783	(220,217)
Philippine Peso/United States Dollar
02/13/2014	Goldman Sachs	PHP	532,098,000	USD	12,300,000	11,739,059	(560,941)
02/13/2014	State Street	PHP	245,160,000	USD	5,400,000	5,408,680	8,680
02/13/2014	UBS	PHP	371,364,000	USD	8,400,000	8,192,972	(207,028)
Singapore Dollar/United States Dollar
02/13/2014	Royal Bank of Canada	SGD	12,742,760	USD	10,000,000	9,980,673	(19,327)
02/21/2014	Goldman Sachs	SGD	46,450,328	USD	37,350,000	36,382,040	(967,960)
02/21/2014	State Street	SGD	19,814,970	USD	15,700,000	15,519,999	(180,001)
South Korean Won/United States Dollar
02/21/2014	Goldman Sachs	KRW	5,723,782,000	USD	5,380,000	5,344,851	(35,149)
02/21/2014	HSBC	KRW	15,536,430,000	USD	14,700,000	14,507,874	(192,126)
Thai Baht/United States Dollar
02/21/2014	Standard Chartered Bank	THB	535,500,000	USD	17,000,000	16,179,208	(820,792)
02/21/2014	UBS	THB	340,095,000	USD	10,500,000	10,275,383	(224,617)
03/27/2014	UBS	THB	66,631,500	USD	2,010,000	2,003,778	(6,222)
06/30/2014	Goldman Sachs	THB	29,136,300	USD	870,000	868,466	(1,534)

						$298,615,958	$(3,194,042)

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi Offshore
03/27/2014	Royal Bank of Canada	USD	23,820,000	CNH	143,896,620	$23,802,715	$17,285
United States Dollar/Indian Rupee
02/14/2014	Standard Chartered Bank	USD	11,420,000	INR	705,984,400	11,242,014	177,986
03/24/2014	UBS	USD	4,800,000	INR	299,376,000	4,725,547	74,453
United States Dollar/Indonesian Rupiah
02/28/2014	HSBC	USD	4,050,000	IDR	49,410,000,000	4,030,273	19,727
03/12/2014	UBS	USD	4,800,000	IDR	57,408,000,000	4,673,200	126,800
03/28/2014	HSBC	USD	4,050,000	IDR	49,693,500,000	4,034,366	15,634
United States Dollar/Malaysian Ringgit
02/13/2014	Credit Suisse	USD	13,020,000	MYR	41,700,456	12,454,397	565,603
02/13/2014	Standard Chartered Bank	USD	4,130,000	MYR	13,363,854	3,991,293	138,707
06/30/2014	Goldman Sachs	USD	870,000	MYR	2,874,219	851,582	18,418
United States Dollar/Philippine Peso
02/13/2014	HSBC	USD	18,100,000	PHP	801,628,000	17,685,386	414,614
02/13/2014	UBS	USD	17,600,000	PHP	766,625,500	16,913,166	686,834
United States Dollar/Singapore Dollar
02/21/2014	State Street	USD	22,200,000	SGD	27,623,460	21,635,968	564,032

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2014

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/South Korean Won
02/21/2014	HSBC	USD	36,000,000	KRW	38,475,920,000	$35,928,703	$71,297
02/21/2014	Standard Chartered Bank	USD	18,500,000	KRW	19,573,830,000	18,277,986	222,014
02/21/2014	State Street	USD	1,900,000	KRW	2,040,980,000	1,905,861	(5,861)
02/21/2014	UBS	USD	1,500,000	KRW	1,605,300,000	1,499,025	975
United States Dollar/Thai Baht
02/21/2014	HSBC	USD	29,800,000	THB	950,769,000	28,725,844	1,074,156
02/21/2014	Royal Bank of Canada	USD	10,100,000	THB	334,744,300	10,113,721	(13,721)
02/21/2014	UBS	USD	8,800,000	THB	290,708,000	8,783,240	16,760

						$231,274,287	$4,185,713

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2014, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
USD	84,000,000	10/31/2016	Barclays Bank	Receive	3-month LIBOR Index	1.42%	$(1,913,935)
USD	66,000,000	11/01/2017	Barclays Bank	Receive	3-month LIBOR Index	0.84%	624,206

							$(1,289,729)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2014

Summary of Significant Accounting Policies

(a) Security Valuation:

The Funds value their securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Funds’ valuation policies and procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper, and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs

Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity

Forward foreign currency contracts	Forward exchange rate quotations

Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2014

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Assets	Level 1	Level 2	Level 3
Fixed Income Investments
Commercial Mortgage Backed Security	$—	$5,807,124	$—
Corporate Bonds	—	1,070,390,988	—
Government Bonds	—	1,131,634,475	—
Residential Mortgage Backed Security	—	1,662,260	—

Total Fixed Income Investments	—	2,209,494,847	—
Short-Term Investment	—	71,120,000	—

Total Investments	$—	$2,280,614,847	$—

Other Financial Instruments
Futures Contracts	$758,867	$—	$—
Forward Foreign Currency Exchange Contracts	—	4,634,224	—
Interest Rate Swap Agreements	—	624,206	—

Total Other Financial Instruments	$758,867	$5,258,430	$—

Total Assets	$758,867	$2,285,873,277	$—

Liabilities
Other Financial Instruments
Futures Contracts	$(3,235,076)	$—	$—
Forward Foreign Currency Exchange Contracts	—	(3,642,553)	—
Interest Rate Swap Agreements	—	(1,913,935)	—

Total Liabilities - Other Financial Instruments	$(3,235,076)	$(5,556,488)	$—

Amounts listed as “–” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3. For the period ended January 31, 2014, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $71,120,000 as of January 31, 2014. The value of the related collateral exceeded the value of the repurchase agreement at period end.

(c) Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation:

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2014

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the “Valuation Time,” as provided by an independent pricing service approved by the Board. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represents foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(e) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency, interest rate and credit risk and as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage the Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in value caused by changes in prevailing

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2014

market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as “initial margin”. Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

There are significant risks associated with the Fund’s use of futures contracts, including the following: (1) the success of a hedging strategy may depend on the Investment Manager’s, the Investment Adviser’s and the Sub-adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in the price of futures contracts, interest rates and the value/market value of the securities held by the Fund; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts. In addition, should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swaps:

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Effective June 10, 2013, certain swaps, including interest rate swaps, must be cleared pursuant to U.S. Commodity Futures Trading Commission (“CFTC”) regulations. As a result, interest rate swaps entered into by the Fund after June 10, 2013 can no longer be traded over the counter and become subject to various regulations and rules of the CFTC. The Fund did not enter into any new swaps subject to clearing during the reporting period.

(f) Credit-Linked Notes:

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2014

The Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

(g) Security Transactions, Investment Income and Expenses:

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

(h) Distributions:

The Fund has a managed distribution policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions, if necessary, on a monthly basis. The managed distribution policy is subject to regular review by the Board. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

Distributions to Series A Mandatory Redeemable Preferred Shares (the “Series A MRPS”) shareholders are accrued daily and paid quarterly based on an annual rate of 4.125%. The Fund may not pay distributions to its preferred shareholders unless (i) the pro forma asset coverage ratios for the Series A MRPS, as calculated in accordance with the Fitch Ratings total and net overcollateralization tests per the ‘AA’ rating guidelines outlined in Fitch Rating’s closed-end fund criteria, is in excess of 100%, and (ii) the Fund’s asset coverage ratios for the Series A MRPS, as calculated in accordance with the 1940 Act, is in excess of 225%.The character of distributions to Series A MRPS shareholders made during the year may differ from their ultimate characterization for federal income tax purposes.

(i) Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$2,287,525,148	$41,405,774	$(48,316,075)	$(6,910,301)

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 27, 2014

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 27, 2014